Shareholder Fees (Vanguard Convertible Securities Fund, USD $)	12 Months Ended
Nov. 30, 2011
Vanguard Convertible Securities Fund - Investor Shares
Shareholder Fees (fees paid directly from your investment]
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	(1.00%)
Account Service Fee (for fund account balances below $10,000)	$ 20
Participant
Shareholder Fees (fees paid directly from your investment]
Redemption Fee Parenthetical	(on shares held less than one year)
Retail
Shareholder Fees (fees paid directly from your investment]
Redemption Fee Parenthetical	(on shares held less than one year)